Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Jul. 30, 2020	Jul. 17, 2020
Received Principal stockholders		$ 100,000
Interest in unsecured percentage		3.00%
Issuance of common stock in connection with cashless exercise	9,941,623
Warrant [Member]
Issuance of common stock in connection with cashless exercise	10,000,000